UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6377
DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund
May 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.3%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.9%
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		3.83	6/7/07	2,300,000 a	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)		3.87	6/7/07	1,900,000 a	1,900,000
Jefferson County,
GO Warrants (Liquidity
Facility: Bayerische
Landesbank and JPMorgan Chase
Bank)		3.87	6/1/07	1,950,000 a	1,950,000

Arizona--.5%
The Industrial Development
Authorities of the City of
Tucson and the County of Pima,
Joint SFMR (GIC; Trinity
Funding Corporation and LOC:
FHLMC, FNMA and GNMA)		4.90	8/3/07	1,750,000	1,752,495

California--.7%
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		3.85	6/7/07	2,460,000 a,b	2,460,000

Colorado--.7%
Colorado Housing and Finance
Authority, EDR (Closet Factory
Project) (LOC; The Bank of New
York)		3.93	6/7/07	2,300,000 a	2,300,000

District of Columbia--.7%
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)		3.88	6/7/07	2,200,000 a	2,200,000

Florida--2.5%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia

Credit Locale)	3.70	6/6/07	1,500,000	1,500,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.85	6/7/07	2,835,000 a,b	2,835,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.75	9/13/07	1,500,000	1,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.82	10/11/07	2,500,000	2,500,000

Georgia--8.4%
Atlanta,
Airport Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia
Bank)	3.88	6/7/07	5,070,000 a,b	5,070,000
Gainesville Housing Authority,
MFHR (Lenox Park Apartments
Project) (Liquidity Facility;
Merrill Lynch)	3.87	6/7/07	3,290,000 a,b	3,290,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.80	8/13/07	2,500,000	2,500,000
Municipal Electric Authority of
Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and
Westdeutsche Landesbank)	3.85	7/10/07	1,900,000	1,900,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.81	6/7/07	15,000,000 a	15,000,000

Idaho--.9%
Oneida County Economic Development
Corporation, IDR (Hess Pumice
Products, Inc. Project) (LOC;
Key Bank)	3.91	6/7/07	3,055,000 a	3,055,000

Illinois--4.2%
Illinois,
GO (Liquidity Facility;
Citigroup Global Markets
Holdings)	3.82	6/7/07	2,500,000 a,b	2,500,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Wachovia Bank)	3.88	6/7/07	3,990,000 a	3,990,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	4.04	6/7/07	1,000,000 a	1,000,000
Illinois Development Finance

Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	3.84	6/7/07	1,300,000 a	1,300,000
University of Illinois of
Trustees, Auxiliary Facilities
System Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Capital
Corp.)	3.81	6/7/07	5,225,000 a,b	5,225,000

Indiana--1.4%
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	3.84	6/7/07	2,695,000 a	2,695,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.00	7/5/07	1,775,000	1,775,729

Iowa--.3%
Iowa Higher Education Loan
Authority, RAN (Private
Education Working Capital Loan
Program - Loras College) (LOC;
ABN-AMRO)	4.50	5/20/08	1,000,000	1,006,982

Kentucky--1.5%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.85	6/7/07	5,000,000 a	5,000,000

Louisiana--2.0%
Ascension Parish,
Revenue (BASF Corporation
Project)	4.01	6/1/07	2,000,000 a	2,000,000
Lehman Municipal Trust Receipts
(Jefferson Parish Home
Mortgage Authority) (Liquidity
Facility; Lehman Liquidity
Corporation and LOC: FNMA and
GNMA)	3.89	6/7/07	4,435,000 a,b	4,435,000

Maryland--.6%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	4.08	6/7/07	2,110,000 a	2,110,000

Massachusetts--1.5%
Massachusetts,
CP (LOC; BNP Paribas)	3.92	6/7/07	4,992,000	4,992,000

Michigan--7.3%
ABN AMRO Munitops Certificate
Trust (Michigan Housing

Development Authority)
(Insured; GNMA and Liquidity
Facility; ABN-AMRO)	3.88	6/7/07	9,415,000 a,b	9,415,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	5.38	11/15/07	1,500,000	1,511,317
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.81	6/7/07	2,900,000 a	2,900,000
Michigan Strategic Fund,
LOR (Merchants LLC Project)
(LOC; National City Bank)	3.89	6/7/07	2,035,000 a	2,035,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	3.93	6/7/07	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	3.93	6/7/07	4,120,000 a	4,120,000

Minnesota--.5%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S Bank NA)	4.01	6/7/07	1,740,000 a	1,740,000

Mississippi--.7%
Mississippi Business Finance
Corporation, Revenue (Jackson
Preparatory School Foundation
Project) (LOC; First Tennessee
Bank)	3.90	6/7/07	2,250,000 a	2,250,000

Missouri--1.1%
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.89	6/7/07	3,500,000 a,b	3,500,000

Nevada--1.8%
Reno,
Subordinate Lien Sales Tax
Revenue (ReTrac-Reno
Transportation Rail Access
Corridor Project) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	3.82	6/7/07	5,780,000 a,b	5,780,000

New York--2.3%
Albany City School District,
GO Notes, BAN	4.50	6/29/07	4,500,000	4,501,492
New York City Municipal Water

Finance Authority, CP (LOC:
Landesbank Baden-Wurttemberg
and Landesbank
Hessen-Thuringen Girozentrale)	3.68	6/13/07	3,000,000	3,000,000

North Carolina--3.5%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	3.88	6/7/07	3,135,000 a	3,135,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Novant
Health Obligated Group)	5.00	11/1/07	1,825,000	1,834,650
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.83	6/7/07	6,480,000 a,b	6,480,000

Ohio--2.8%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	3.90	6/7/07	2,750,000 a	2,750,000
Ohio State Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	3.84	6/7/07	6,415,000 a	6,415,000

Oklahoma--1.1%
Oklahoma County Finance Authority,
MFHR (Sante Fe Pointe
Apartments) (LOC; Societe
Generale)	3.75	12/1/07	3,500,000	3,500,000

Pennsylvania--13.3%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	4.01	6/1/07	2,700,000 a	2,700,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	3.88	6/7/07	1,700,000 a	1,700,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project at

West Chester University) (LOC;
Citizens Bank of Pennsylvania)	3.80	6/7/07	7,225,000 a	7,225,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.79	6/7/07	2,300,000 a	2,300,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.79	6/7/07	3,000,000 a	3,000,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	3.86	6/7/07	4,115,000 a	4,115,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.75	7/13/07	5,150,000	5,150,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.81	6/7/07	3,360,000 a	3,360,000
Philadelphia Authority for
Industrial Development,
Healthcare Facility Revenue
(Greater Philadelphia Health
Action Project) (LOC; Commerce
Bank)	3.79	6/7/07	3,100,000 a	3,100,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR, Hunt Club
Apartments) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	3.85	6/7/07	2,000,000 a,b	2,000,000
Reading Regional Airport
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	3.83	6/7/07	3,940,000 a	3,940,000
Scranton Redevelopment Authority,
LR (LOC; PNC Bank N.A.)	3.81	6/7/07	1,900,000 a	1,900,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.79	6/7/07	3,500,000 a	3,500,000

South Dakota--2.4%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA and Liquidity Facility;
U.S. Bank NA)	3.90	6/1/07	8,000,000 a	8,000,000

Tennessee--7.5%
Chattanooga Metropolitan Airport
Authority, Revenue, Refunding
(LOC; First Tennessee Bank)	4.00	6/7/07	9,325,000 a	9,325,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan
Program)	3.75	10/1/07	2,000,000	2,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.82	6/7/07	4,500,000 a,b	4,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.82	6/7/07	9,000,000 a,b	9,000,000

Texas--8.5%
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	3.83	6/7/07	3,660,000 a	3,660,000
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.81	6/7/07	3,465,000 a,b	3,465,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	3.86	6/7/07	3,225,000 a	3,225,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	7/11/07	5,000,000	5,000,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.90	6/7/07	5,945,000 a	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	4.08	6/7/07	3,315,000 a,b	3,315,000
South Plains Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	4/19/08	3,410,000	3,423,585

Utah--1.9%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments LLC) (Insured; FNMA
and Liquidity Facility; FNMA)	3.81	6/7/07	6,400,000 a	6,400,000

Vermont--2.3%
University of Vermont and State
Agricultural College, CP	3.65	6/11/07	4,575,000	4,575,000
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.85	7/17/07	2,000,000	2,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; M&T
Bank)	3.86	6/7/07	860,000 a	860,000

Virginia--2.5%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	3.91	6/7/07	3,265,000 a	3,265,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	4.10	6/7/07	3,710,000 a	3,710,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation) (LOC;
SunTrust Bank)	3.91	6/7/07	1,290,000 a	1,290,000

Washington--5.5%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	3.91	6/7/07	2,855,000 a	2,855,000
Washington Housing Finance
Commission, MFHR (The Vintage
at Everett Senior Living
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.82	6/7/07	5,250,000 a	5,250,000
Washington Housing Finance
Commission, MFHR, Refunding
(Avalon Ridge Apartments
Project) (Collateralized; FNMA)	3.83	6/7/07	8,755,000 a	8,755,000
Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank N.A.)	3.88	6/1/07	1,200,000 a	1,200,000

Wisconsin--3.0%
Puttable Floating Option Tax
Exempt Receipts (Wisconsin
Housing and Economic
Development Authority, Single
Family Revenue) (Liquidity

Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Pallas Capital Corporation)	3.89	6/7/07	3,320,000 a,b	3,320,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	3.93	6/7/07	3,350,000 a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project) (LOC;
Bank One)	3.89	6/7/07	3,190,000 a	3,190,000

Wyoming--3.6%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	7,000,000	7,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citigroup Global Market
Holdings)	3.80	11/30/07	5,000,000	5,000,000

U.S. Related--.9%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.84	6/7/07	3,000,000 a,b	3,000,000

Total Investments (cost $330,778,250)			100.3%	330,778,250
Liabilities, Less Cash and Receivables			(.3%)	(839,668)
Net Assets			100.0%	329,938,582

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $79,590,000 or 24.1% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund
May 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--109.1%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--106.0%
Atlantic County,
COP (Public Facilities Lease
Agreement - Atlantic County
Project) (Insured; FGIC)		7.40	3/1/08	125,000	128,329
Avalon Borough,
GO Notes (Insured; FSA)		5.25	9/1/07	100,000	101,000
Berkeley Township,
GO Notes, BAN		4.00	3/14/08	1,160,000	1,162,186
Bernardsville Borough,
GO Notes		4.85	7/1/07	100,000	100,066
Burlington County Bridge
Commission, County-Guaranteed
LR, Refunding (Governmental
Leasing Program) (Insured;
MBIA)		4.00	8/15/07	200,000	200,063
Camden County,
GO Notes, Refunding (Insured;
FSA)		4.00	6/1/07	100,000	100,000
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.86	6/7/07	6,000,000 a	6,000,000
Cherry Hill Township,
GO Notes, Refunding		4.60	7/15/07	100,000	100,105
Clifton,
GO Notes, TAN		4.00	2/15/08	1,000,000 b	1,001,710
Cranford Township,
BAN		4.00	1/4/08	1,000,000	1,001,717
Deptford Township,
GO Notes, BAN		4.50	7/20/07	1,000,000	1,000,774
East Amwell Township,
GO Notes, BAN		4.00	5/22/08	696,150	697,775
East Rutherford Board of
Education, GO Notes (Insured;
FSA)		4.38	7/15/07	100,000	100,037
Egg Harbor,
GO Notes, BAN		4.50	6/1/07	1,500,000	1,500,000
Essex County,
GO Notes (Insured; AMBAC)		5.00	8/1/07	100,000	100,191
Essex County,
GO Notes, Refunding (Insured;
FGIC)		6.00	11/15/07	150,000	151,535
Hainesport Township Board of
Education, GO Notes, Refunding
(Insured; FSA)		5.00	1/1/08	150,000	151,051

Hammonton,
GO Notes, BAN	4.00	1/11/08	1,000,000	1,001,774
High Bridge Borough,
BAN	4.50	7/27/07	1,272,700	1,273,694
Irvington Township,
GO Notes, BAN	4.25	3/14/08	1,000,000	1,003,774
Jackson Township,
Special Emergency Notes	4.25	12/21/07	1,200,000	1,203,534
Lehman Municipal Trust Receipts
(New Jersey Housing and
Mortgage Finance Agency, SFHR)
(Liquidity Facility; Lehman
Liquidity Corporation)	3.92	6/7/07	2,500,000 a,c	2,500,000
Little Falls Township Board of
Education, GO Notes (Insured;
FSA)	4.50	8/1/07	120,000	120,141
Long Branch,
BAN	4.00	2/26/08	1,238,000	1,240,198
Long Branch,
GO Notes, BAN	4.00	1/30/08	1,000,000	1,001,607
Lower Municipal Township Utilities
Authority, Project Note	4.25	2/27/08	1,000,000	1,003,571
Manville Borough,
General Improvement GO Notes
(Insured; FSA)	3.88	9/15/07	100,000	100,032
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)	3.83	6/7/07	720,000 a	720,000
Monmouth County,
GO Notes (General Improvement)	4.00	7/15/07	100,000	100,000
Monmouth County Improvement
Authority, Correctional
Facilities Revenue, Refunding
(Monmouth County Project)	5.00	8/1/07	100,000	100,170
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/07	640,000	640,237
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Insured; AMBAC)	4.50	6/15/07	200,000	200,060
New Jersey,
GO Notes (Liquidity Facility;
JPMorgan Chase Bank)	3.84	6/7/07	2,500,000 a,c	2,500,000
New Jersey,
GO Notes, Refunding	4.00	7/15/07	100,000	100,026
New Jersey,
GO Notes, Refunding	5.00	7/15/07	600,000	600,926
New Jersey,
GO Notes, Refunding	4.50	8/1/07	150,000	150,195
New Jersey,
GO Notes, Refunding	5.00	8/1/07	100,000	100,206
New Jersey,
TRAN	4.50	6/22/07	1,000,000	1,000,261
New Jersey Building Authority,

State Building Revenue	5.25	6/15/07	600,000	600,269
New Jersey Building Authority,
State Building Revenue	6.00	6/15/07	335,000	335,282
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	4.28	6/7/07	600,000 a	600,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	3.91	6/7/07	2,720,000 a	2,720,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	3.88	6/7/07	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, EDR (Hathaway
Association LLC Project) (LOC;
Wachovia Bank)	3.88	6/7/07	2,030,000 a	2,030,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.98	6/7/07	5,700,000 a	5,700,000
New Jersey Economic Development
Authority, EDR (RCC Properties
LLC Project) (LOC; Wachovia
Bank)	3.88	6/7/07	1,705,000 a	1,705,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	3.83	6/7/07	720,000 a	720,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.85	6/7/07	3,215,000 a	3,215,000
New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	3.88	6/7/07	160,000 a	160,000
New Jersey Economic Development
Authority, EDR (Wearbest
Sil-Tex Mills Project) (LOC;
The Bank of New York)	3.90	6/7/07	985,000 a	985,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
Wachovia Bank)	3.88	6/7/07	500,000 a	500,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	3.88	6/7/07	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, IDR (Pennwell
Holdings LLC Project) (LOC;
Wachovia Bank)	3.88	6/7/07	2,445,000 a	2,445,000

New Jersey Economic Development
Authority, LR (International
Center for Public Health
Project) (Insured; AMBAC)	5.25	6/1/07	275,000	275,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding (Insured; MBIA)	5.00	7/1/07	700,000	700,671
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding (Insured; MBIA)	6.00	7/1/07	1,060,000	1,061,780
New Jersey Economic Development
Authority, Natural Gas
Facilities Revenue (New Jersey
Natural Gas Company Project)
(Insured; FGIC and Liquidity
Facility; Morgan Stanley Bank)	3.83	6/7/07	835,000 a,c	835,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.94	6/7/07	5,000,000 a	5,000,000
New Jersey Economic Development
Authority, Revenue (Gloucester
Marine Terminal Project)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.86	6/7/07	3,100,000 a,c	3,100,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	3.83	6/7/07	930,000 a	930,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	3.88	6/7/07	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	3.83	6/7/07	1,900,000 a	1,900,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.88	6/7/07	2,700,000 a	2,700,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/07	100,000	100,058
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/08	100,000	100,907
New Jersey Educational Facilities
Authority, Refunding (Higher

Education Facilities Trust
Fund)	5.00	9/1/07	1,640,000	1,645,425
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/07	800,000	802,301
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.50	7/1/07	100,000	100,043
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; FSA)	5.25	7/1/07	100,000	100,118
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Wayne
Hospital, Inc.) (LOC; Valley
National Bank)	3.81	6/7/07	100,000 a	100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Shore Memorial Health Care
System Obligated Group Issue)
(Insured; MBIA)	5.00	7/1/07	150,000	150,097
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Hackensack
University Medical Center
Issue) (Insured; MBIA)	4.40	1/1/08	100,000	100,367
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.20	10/1/07	40,000	40,124
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/07	500,000	500,162
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	100,000 d	102,034
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	250,000 d	255,085
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	520,000	520,314
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	100,000 d	102,057
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	200,000 d	204,115
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/07	375,000	375,232
New Jersey Transportation Trust

Fund Authority (Transportation
System)	6.00	6/15/07	450,000	450,364
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.38	12/15/07	250,000	252,064
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/08	150,000	152,640
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA)	5.50	6/15/07	150,000	150,082
New Providence,
BAN	4.00	2/22/08	1,180,000	1,182,064
Newark,
GO Notes, BAN	4.00	6/15/07	2,500,000	2,500,232
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.87	6/7/07	903,000 a,c	903,000
Northvale,
GO Notes, BAN	4.35	2/20/08	185,500	186,144
Ocean County,
GO Notes, Refunding	5.00	8/1/07	250,000	250,441
Ocean Township,
GO Notes, BAN	3.75	11/8/07	1,000,000	1,000,210
Ocean Township,
GO Notes, BAN	4.00	12/6/07	1,850,750	1,853,505
Passaic County,
GO Notes, Refunding (Insured;
FGIC)	6.00	9/1/07	200,000	201,158
Passaic County,
GO Notes, Refunding (Insured;
MBIA)	5.00	9/1/07	525,000	526,470
Passaic County Utilities
Authority, Solid Waste System
Project Notes, Refunding	4.25	2/21/08	1,000,000	1,003,495
Port Authority of New York and New
Jersey (Consolidated Bonds,
120th Series) (Insured; MBIA)	5.75	10/15/07	1,000,000	1,007,445
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	3.83	6/7/07	7,500,000 a,c	7,500,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Citibank NA)	3.84	6/7/07	2,300,000 a,c	2,300,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.90	6/8/07	3,000,000	3,000,000
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;

CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.86	6/7/07	1,750,000 a,c	1,750,000
Princeton Township,
GO Notes	4.10	9/1/07	100,000	100,039
Ringwood Borough,
GO Notes, BAN	4.00	11/9/07	817,500	818,541
Somerset County,
GO Notes	4.38	12/1/07	100,000	100,328
Sussex County Municipal Utilities
Authority, Project Notes	4.50	12/28/07	1,000,000	1,004,436
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.81	6/7/07	6,250,000 a,c	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.82	6/7/07	4,600,000 a,c	4,600,000
University of Medicine and
Dentistry of New Jersey,
Revenue, COP (George Street
Redevelopment Urban Renewal
Associates L.L.C.) (Insured;
MBIA)	4.50	9/1/07	100,000	100,168
West Deptford Township,
GO Notes, BAN	4.25	9/20/07	1,430,000	1,432,307
Wildwood Crest,
GO Notes, BAN	4.00	3/7/08	1,000,000	1,001,841
Wood-Ridge Borough,
GO Notes, BAN	4.25	2/22/08	1,000,000	1,003,369
Woodbridge Township,
GO Notes (Insured; FSA)	3.88	7/15/07	200,000	200,000
Woodbridge Township,
GO Notes (Sewer Utility)
(Insured; FGIC)	5.25	7/1/07	100,000	100,129

U.S. Related--3.1%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.84	6/7/07	3,000,000 a,c	3,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.25	7/1/07	150,000	150,147
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/07	165,000	165,124
Puerto Rico Electric Power

Authority, Power Revenue
(Insured; FSA)	5.50	7/1/07	200,000	200,158
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	4.00	8/1/07	125,000	125,012

Total Investments (cost $126,664,299)			109.1%	126,664,299
Liabilities, Less Cash and Receivables			(9.1%)	(10,607,858)
Net Assets			100.0%	116,056,441

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $35,238,000 or 30.4% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.7%
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	2,557,310
Alaska--.9%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	940,000	945,471
Alaska Student Loan Corporation,
Education Loan Revenue	5.00	6/1/18	2,000,000	2,102,040
Arizona--.8%
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA)	5.00	12/1/18	2,700,000	2,833,650
Arkansas--.8%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,075,799
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)
(Insured; FSA)	5.50	12/1/11	1,610,000 a	1,717,773
California--14.1%
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000	7,203,474
California,
GO	5.25	10/1/16	695,000	698,287
California,
GO (Insured; MBIA)	5.25	9/1/10	105,000 a	109,886
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	5,140,000	4,785,700
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,638,505
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	7,000,000 a	7,556,290
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)

(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,048,670
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,028,320
Corona Redevelopment Agency,
Tax Allocation Revenue (Merger
Downtown and Amended Project
Area A) (Insured; FGIC)	5.00	9/1/18	1,520,000	1,607,689
East Bay Municipal Utility
District, Water System Revenue
(Insured; MBIA)	5.00	6/1/11	1,125,000 a	1,176,997
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/18	1,345,000	1,415,908
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/19	1,410,000	1,481,980
Fullerton Joint Union High School
District (Insured; FSA)	5.00	8/1/18	760,000	790,195
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/17	270,000	175,786
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/18	1,100,000	682,077
Glendale Community College
District (Insured; FGIC)	0.00	8/1/20	1,200,000	676,560
Glendale Community College
District (Insured; FGIC)	0.00	8/1/21	1,520,000	815,951
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	1,084,899
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	800,880
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project Area)
(Insured; AMBAC)	5.00	9/1/13	1,050,000 a	1,119,153
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project Area)
(Insured; AMBAC)	5.00	9/1/17	475,000	501,548
Nevada Joint Union High School
District, GO (Nevada and Yuba
Counties) (Insured; FSA)	5.00	8/1/22	1,160,000	1,207,560
Placer Union High School District
(Insured; FSA)	0.00	8/1/27	4,110,000	1,645,808
Placer Union High School District
(Insured; FSA)	0.00	8/1/28	4,000,000	1,524,360

San Jose,
GO (Library Parks and Public
Safety Projects)	5.00	9/1/19	1,575,000	1,649,970
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/19	1,295,000	1,382,257
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/20	1,425,000	1,521,017
Tustin Unified School District,
Special Tax Bonds (Senior Lien
Community Facilities Disctrict
97) (Insured; FSA)	0.00	9/1/21	1,615,000	863,767
Walnut Valley Unified School
District (Insured; FGIC)	6.50	8/1/19	1,765,000	1,773,419
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA)	4.75	9/1/16	1,000,000	1,023,750
Colorado--2.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	512,150
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	606,834
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,037,058
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,026,890
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/26	10,000,000	3,384,200
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	2,750,000	2,784,898
Delaware--4.4%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,167,900
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	5.20	2/1/19	6,000,000	6,263,400
Delaware Housing Authority,
Revenue	5.15	7/1/17	890,000	897,440
Delaware Housing Authority,
Revenue	5.40	7/1/24	1,280,000	1,313,242
Wilmington,
MFHR (GNMA Collateralized
Mortgage Loan-Market Street

Mews Project)	5.45	9/20/22	1,960,000	2,024,210
Florida--7.4%
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,000,000	2,121,040
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,042,480
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,063,410
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,611,160
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,797,036
Julington Creek Plantation
Community Development
District, Special Assessment
Revenue (Insured; MBIA)	4.50	5/1/36	1,000,000	972,370
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,901,190
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,043,850
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,909,011
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,079,318
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	2,000,000	2,110,460
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,955,000	2,047,843
South Indian River Water Control

District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	1,000,000	1,045,180
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,865,605
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,628,776
Georgia--.7%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,320,252
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,013,669
Idaho--4.6%
Boise State University,
General Revenue (Insured; MBIA)	5.00	4/1/18	1,215,000	1,292,590
Boise State University,
Student Union and Housing
System Revenue (Insured; AMBAC)	5.00	4/1/17	1,015,000	1,069,445
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,318
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	2,955,000 a	3,148,493
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	40,000	42,321
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,811,742
Canyon County School District
Number 132 (Caldwell) GO
School (Insured; MBIA)	5.25	7/30/16	1,405,000	1,493,852
Idaho Housing and Finance
Association, SFMR	5.63	7/1/15	380,000	384,746
Idaho Housing and Finance
Association, SFMR	4.90	1/1/26	2,000,000	1,997,500
Idaho Housing and Finance
Association, SFMR	4.80	1/1/28	1,400,000	1,391,796
Idaho Housing and Finance
Association, SFMR (Insured;
FHA)	5.55	7/1/16	250,000	253,927
Kootenai County School District
Number 273 (Post Falls)	5.00	8/15/17	1,150,000	1,229,200
Nampa

(Insured; FGIC)	5.00	8/1/18	1,035,000	1,103,476
Illinois--.9%
Chicago,
MFHR (Sankofa House Project)
(Collateralized; GNMA and
Insured; FHA)	5.00	11/20/48	1,365,000	1,341,290
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/22	1,750,000	881,843
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/25	2,000,000	871,920
Kentucky--.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,531,275
Louisiana--2.9%
Jefferson Parish Hospital Service
District Number 2, HR
(Insured; FSA)	5.25	7/1/11	540,000	558,814
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	746,369
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	4,500,000	4,647,465
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,358,745
Maine--1.2%
Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,290,000	4,409,691
Maryland--5.2%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,577,850
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,860,000	1,886,803
Maryland Community Development
Administration, Department of

Housing and Community
Development, Residential
Revenue	4.85	9/1/47	2,000,000	1,958,940
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,952,337
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,379,214
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,250,000	1,259,175
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	5,000,000	5,170,600
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.75	7/1/17	2,000,000	2,126,380
Massachusetts--.8%
Massachusetts Development Finance
Agency, Revenue (Credit
Housing-Chelsea Homes)	5.00	12/15/24	1,200,000	1,213,116
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	1,700,000	1,713,940
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	50,000	50,051
Michigan--1.9%
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	1,000,000	1,036,670
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/16	685,000	731,450
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/17	420,000	448,157
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,137,830
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,314,512
Lincoln Consolidated School

District (School Bond Loan
Fund Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,233,321
Michigan Municipal Bond Authority,
Revenue (Local Government Loan
Program) (Insured; FGIC)	6.13	12/1/18	750,000	760,875
Minnesota--.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.75	7/1/32	2,000,000	1,961,120
Mississippi--1.2%
Biloxi Public School District,
GO (Insured; FGIC)	5.00	6/15/11	1,145,000	1,189,243
Horn Lake,
Special Assessment (DeSoto
Commons Project) (Insured;
AMBAC)	5.00	4/15/16	625,000	662,519
Mississippi Development Bank,
Special Obligation Revenue
(Covington County
Hospital/Nursing Home Project)
(Insured; AMBAC)	5.00	7/1/27	1,000,000	1,054,070
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,381,828
Missouri--3.2%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/21	1,605,000	1,682,489
Missouri Highway and
Transportation Commission,
State Road Revenue	5.00	2/1/11	1,000,000 a	1,039,790
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	1,520,000	1,575,176
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	1,345,000	1,382,862
Missouri Housing Development
Commission, MFHR (Insured; FHA)	4.85	12/1/11	545,000	556,162
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,516,550
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,324,442

Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	1,325,000	1,386,281
Montana--1.4%
Montana Board of Housing,
SFMR	5.60	12/1/23	1,870,000	1,892,814
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/20	1,080,000	1,171,530
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/23	1,615,000	1,746,671
Nebraska--1.3%
Dodge County School District,
Number 001 Fremont (Insured;
FSA)	5.00	12/15/16	2,140,000	2,284,664
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,442,632
New Hampshire--1.3%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (Androscoggin
Valley Hospital)	5.75	11/1/17	1,475,000	1,512,273
New Hampshire Housing Finance
Authority, Mortgage Revenue	6.85	7/1/14	5,000	5,006
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	1,175,000	1,191,427
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,815,000	1,844,621
New Jersey--2.0%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	74,482
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	210,573
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	859,410
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	5,863,800
New York--.9%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
MBIA)	5.13	6/15/21	2,000,000	2,022,260
Seneca Nation Indians Capital

Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000 b	1,009,800
North Carolina--2.8%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/08	1,250,000	1,271,562
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	7,030,000	7,184,660
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA)	5.00	10/1/25	1,250,000	1,307,313
Ohio--1.9%
Cleveland - Cuyahoga County Port
Authority, Development Revenue
(Columbia National Group, Inc.
Project)	5.00	5/15/20	800,000	807,392
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	660,000	683,344
Ohio Housing Finance Agency,
MFHR (Collateralized Mortgage
Loan - The Salvation Army
Booth Residence)
(Collateralized; GNMA)	5.00	11/20/47	2,200,000	2,140,776
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	3,000,000	3,045,990
Oklahoma--.2%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	6/1/12	785,000	821,644
Oregon--1.1%
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	1,190,000	1,225,010
Oregon Housing and Community
Services Department, SFMR
(Mortgage Program)	6.45	7/1/26	265,000	265,286
Sweet Home School District Number
55, Linn County, GO (Insured;
FSA)	5.50	6/15/11	1,375,000 a	1,459,879
Washington County,
Full Faith and Credit
Refunding Obligations	5.00	6/1/19	1,000,000	1,076,380
Pennsylvania--6.0%
Ambridge Borough Municipal
Authority, Sewer Revenue
(Insured; FSA)	4.50	10/15/31	1,335,000	1,320,315

Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,316,320
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	2,000,000	1,926,360
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	370,000	375,739
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/17	2,750,000	1,767,645
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,198,250
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,436,579
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	730,000 a	805,613
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	294,894
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,210,000	1,306,643
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,504,450
South Carolina--1.2%
Anderson,
Water and Sewer System Revenue
(Insured; MBIA)	5.00	7/1/17	890,000	939,573
Charleston County Airport
District, Airport System
Revenue (Insured; XLCA)	5.00	7/1/15	1,950,000	2,068,969
Pickens County School District
(School District Enhance
Program)	5.00	5/1/12	1,135,000	1,159,913
Tennessee--.3%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,019,150
Texas--18.6%
Alamo Community College District,
Limited Tax Bonds (Insured;
MBIA)	4.38	2/15/25	1,190,000	1,164,082

Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	3,110,000	3,128,815
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	2,500,000 a	2,724,025
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,675,558
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	1,500,000	1,577,520
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	1,050,290
Barbers Hill Independent School
District, Unlimited Tax
Schoolhouse Bonds (Insured;
AMBAC)	5.00	2/15/23	540,000	566,525
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,174,231
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,094,880
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,041,860
Dallas-Fort Worth International
Airport, Joint Improvement
Revenue (Insured; FSA)	5.75	11/1/16	1,735,000	1,903,868
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,378,709
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	473,814
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/12	2,495,000 a	1,082,955
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	57,326
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000	432,621
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000	733,789

Frenship Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	470,000	245,645
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,061,460
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 a	583,655
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	318,357
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000	1,190,537
Houston,
Water and Sewer System Revenue
(Insured; FSA)	0.00	12/1/19	2,000,000	1,165,060
Houston,
Water and Sewer System Revenue
(Insured; FSA)	0.00	12/1/19	750,000	435,300
Lake Worth Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/23	1,435,000	677,794
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,026,190
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	764,087
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,021,600
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	1,189,200
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	2,554,626
Little Elm Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/22	1,285,000	567,829
Lubbock,
Tax and Electric Light and
Power System Surplus Revenue,
Certificates of Obligation

(Insured; MBIA)	5.00	4/15/18	505,000	525,205
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,043,088
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	1,206,173
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,363,011
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/19	1,045,000	1,117,178
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/20	1,000,000	539,890
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,175,977
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	368,120
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	1,627,835
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	2,000,000	1,045,380
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/22	1,750,000	869,890
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	2,065,000	2,166,619
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;
FGIC)	5.38	2/15/17	3,945,000	4,173,415

Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,090,145
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/25	780,000	773,729
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/26	805,000	797,288
San Antonio	5.00	2/1/08	5,000 a	5,043
San Antonio	5.00	2/1/16	120,000	120,965
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	290,119
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,182,963
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	2,145,000	2,168,659
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	625,000	681,288
Texas Water Development Board,
State Revolving Fund Senior
Lien Revenue	5.25	7/15/17	1,500,000	1,500,000
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.63	11/1/11	420,000	420,382
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.75	11/1/25	1,000,000	1,007,690
Waxahachie Community Development
Corporation, Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/08	1,430,000 a	711,010
Waxahachie Community Development
Corporation, Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/08	1,000,000 a	416,030
Wylie Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	8/15/24	3,500,000	1,519,385
Utah--.4%
Utah Housing Corporation,

SFMR	5.00	7/1/35	1,250,000	1,239,688
Vermont--.2%
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/17	620,000	656,636
Virginia--1.6%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,171,072
Hampton Redevelopment and Housing
Authority, Senior Living
Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,863,507
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,269,408
Virginia Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor)	5.00	5/15/17	1,200,000	1,252,668
Washington--.7%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,440,118
West Virginia--.9%
Pleasants County Commission,
PCR (West Penn Power Company
Pleasants Station Project)
(Insured: AMBAC and MBIA)	6.15	5/1/15	1,000,000	1,028,910
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/21	1,000,000	1,051,280
West Virginia Housing Development
Fund, Housing Finance	5.00	11/1/14	1,000,000	1,019,840
Wisconsin--.3%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,045,060
Total Long-Term Municipal Investments
(cost $341,680,000)				348,917,633
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)
(cost $1,505,000)	3.84	6/1/07	1,505,000 [c]	1,505,000
Total Investments (cost $343,185,000)			99.1%	350,422,633
Cash and Receivables (Net)			.9%	3,301,140

Net Assets 100.0%	353,723,773

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, this security amounted to $1,009,800 or .3% of net assets.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Yield Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--107.4%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--1.0%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	6.00	12/1/36	1,500,000	1,549,560
Arizona--1.7%
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,716,862
California--4.7%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,080,080
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	5,000,000	5,296,350
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	1,162,099
Colorado--7.7%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	1,075,890
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000 a	2,005,340
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado
Project)	6.25	5/1/36	1,275,000	1,339,783
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	2,000,000	2,091,460
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	880,000	891,440
El Paso County,

SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	1,045,000	1,079,600
Madre Metropolitan District Number
2, GO	5.50	12/1/36	2,500,000	2,510,100
Murphy Creek Metropolitan District
Number 3, GO Improvement	6.13	12/1/35	1,380,000	1,431,778
District of Columbia--4.6%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	3,530,000	3,670,282
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,580,000	1,656,551
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	620,000	740,286
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000	1,119,702
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	320,000	320,486
Florida--5.0%
Jacksonville Economic Development
Commission, IDR (Gerdau
Ameristeel US Inc. Project)	5.30	5/1/37	2,500,000	2,502,025
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	4,393,000
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/17	1,000,000	563,450
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/21	1,380,000	616,846
Georgia--1.8%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,880,000	1,957,569
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	900,000	965,034
Illinois--3.1%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	540,000	562,205

Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	1,300,000	1,313,000
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/12	1,000,000 b	1,113,640
Lombard Public Facilities
Corporation, Conference Center
and Hotel First Tier Revenue	7.13	1/1/36	1,000,000	1,073,020
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000	1,005,360
Iowa--.6%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	1,037,720
Kansas--3.0%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,210,000	1,252,532
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	3,345,000	3,535,364
Kentucky--1.8%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,129,963
Three Forks Public Properties
Corporation, First Mortgage
Revenue (Regional Detention
Facility Project)	5.50	12/1/20	1,690,000	1,743,877
Louisiana--3.1%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	5,000,000	4,940,100
Massachusetts--1.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	2,445,000	2,484,487
Michigan--9.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	2,172,165
Detroit,
Sewage Disposal System Revenue
(Insured; FSA)	4.92	7/1/10	11,000,000 c,d	10,994,500

Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	1,000,000	1,092,870
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	1,430,000	1,429,957
Minnesota--.9%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,530,825
Mississippi--1.9%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,945,000	3,111,069
Missouri--1.1%
Barton County,
HR	5.45	7/1/31	1,000,000	1,023,470
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	700,000	732,284
Nebraska--.8%
Mead Village,
Tax Increment Revenue (E3
Biofuels-Mead, LLC Project)	5.75	1/1/22	1,250,000	1,261,862
New Hampshire--1.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	2,000,000	2,046,800
New Jersey--3.9%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	1,016,070
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/36	2,250,000	2,278,372
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	1,475,000	1,525,666
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	10,000,000	1,455,000
New Mexico--.8%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA

and GNMA)	6.15	7/1/35	1,180,000	1,246,493
New York--6.8%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,583,895
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,555,000	2,695,218
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	3,500,000	3,669,365
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	3,000,000 c	3,029,400
Ohio--3.5%
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	5,530,000	5,602,056
Other State--1.3%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,090,500
Pennsylvania--11.5%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	5,000,000 a	5,097,250
Allegheny County Industrial
Development Authority, EIR
(United States Steel
Corporation Project)	5.50	11/1/16	1,000,000	1,052,490
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,588,905
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	6,500,000	6,759,155
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority, SWDR (USG
Corporation Project))	7.56	6/1/31	2,000,000 c,d	2,080,070
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,134,420
Rhode Island--.8%

Central Falls Detention Facility
Corporation, Detention
Facility Revenue (The Donald
W. Wyatt Detention Facility)	7.25	7/15/35	1,100,000	1,232,352
South Carolina--1.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	6.95	12/1/12	2,600,000 b,c,d	2,819,115
Tennessee--.7%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	1,060,050
Texas--13.5%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.25	12/1/29	1,900,000	1,821,606
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	4,000,000	4,201,160
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	1,140,000	1,172,137
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	5,363,700
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	4,000,000	4,021,600
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,309,175
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	3,165,000	3,175,793
Washington--3.2%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,744,998
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,313,925
Washington Housing Finance
Commission, Nonprofit Revenue

(Skyline at First Hill Project)	5.63	1/1/38	2,000,000	2,037,260
West Virginia--1.1%
The County Commission of Ohio
County, Special District
Excise Tax Revenue (Fort Henry
Economic Opportunity
Development District - The
Highlands Project)	5.63	3/1/36	1,740,000	1,812,401
Wisconsin--2.7%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	1,150,000	1,233,640
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.96	6/1/27	2,850,000 c,d	3,057,295
Wyoming--.7%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	1,057,090
Total Long-Term Municipal Investments
(cost $170,237,878)				173,660,265
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.1%
Jacksonville,
PCR, Refunding (Florida Power
and Light Company Project)	3.85	6/1/07	100,000 e	100,000
Oregon--2.6%
Port of Morrow,
EIR (Portland General Electric
Company Coyote Springs Project)	4.33	6/1/07	4,300,000 e	4,300,000
Total Short-Term Municipal Investments
(cost $4,400,000)				4,400,000
Total Investments (cost $174,637,878)			110.1%	178,060,265
Liabilities, Less Cash and Receivables			(10.1%)	(16,305,051)
Net Assets			100.0%	161,755,214

a Purchased on a delayed delivery basis.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $21,980,380 or 13.6% of net assets.
d Collateral for floating rate borrowings.
e Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)